DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
Disclosure of dividends [text block] [Abstract]
Disclosure of dividends [text block]

39     Dividends on ordinary shares

	2018 £m	2017 £m	2016 £m
Dividends paid in the year were as follows:
Final dividend for previous year paid during the current year	–	–	–
Interim dividends	11,022	2,650	3,040
	11,022	2,650	3,040